LOANS AND BORROWINGS - Total working capital and project financing credit facilities (Details) - Credit Facilities ¥ in Thousands	9 Months Ended
Sep. 30, 2017 CNY (¥)
Loans and borrowings
Total working capital and project financing credit facilities	¥ 4,270,262
Unused amount	999,750
Loan drew down	3,270,512
Debt issuance costs	75,883
Short-term loans and borrowing
Loans and borrowings
Outstanding loan under credit facility	314,052
Long-term loans and borrowing
Loans and borrowings
Outstanding loan under credit facility	¥ 2,880,577